Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting

(24) Segment Reporting

As of December 31, 2023 and 2024, the Group operated two segments: (1) the insurance agency segment, which mainly consists of providing agency services for distributing life and P&C insurance products on behalf of insurance companies, and (2) the claims adjusting segment, which consists of providing pre-underwriting survey services, claim adjusting services, disposal of residual value services, loading and unloading supervision services, and consulting services. Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

The following table shows the Group’s operations by business segment for the years ended December 31, 2022, 2023 and 2024. Other represents revenue and expenses that are not allocated to reportable segments and corporate related items.

	For the year ended December 31, 2024
	Agency	Claims Adjusting	Other	Consolidated	Consolidated
	RMB	RMB	RMB	RMB	USD
	(In thousands)
Total revenues	1,331,778	477,053	—	1,808,832	247,809

Operating costs and expenses:
Cost of revenues	(799,781)	(313,085)	—	(1,112,866)	(152,462)
Selling expenses	(86,372)	(104,289)	(17,922)	(208,583)	(28,576)
General and administrative expenses	(329,519)	(48,403)	(141,183)	(519,105)	(71,117)
Impairment loss	(404,121)			(404,121)	(55,364)
Total operating costs and expenses	(1,619,793)	(465,779)	(159,105)	(2,244,675)	(307,519)

Operating profit	(288,015)	11,275	(159,105)	(435,843)	(59,710)

Gains or loss from fair value change	—	—	(78,499)	(78,499)	(10,754)
Investment income	42,288	—	—	42,288	5,793
Gains from the disposal of subsidiaries			897,306	897,306	122,930
Interest income	2,144	648	12,948	15,740	2,156
Financial cost	(4,450)	(2)	1,135	(3,317)	(454)
others,net	(136,875)	12	112,429	(24,434)	(3,346)

Income (loss) before income taxes	(384,908)	11,933	786,214	413,241	56,615

Income Tax expense	11,867	(6,761)	(103,822)	(98,715)	(13,524)
Share of Loss of affiliates			(5,052)	(5,052)	(692)

Net income (loss)	(373,041)	5,172	677,340	309,474	42,399
Less: net income (loss) attributable to noncontrolling interests	(148,720)	3,234	—	(145,485)	(19,931)
Net income (loss) attributable to AIFU Inc.	(224,321)	1,938	677,340	454,959	62,330
	For the year ended December 31, 2023
	Agency	Claims adjusting	Other	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	(In thousands)
Total net revenues	2,760,448	437,941	—	3,198,389
Operating costs and expenses:
Total operating costs	(1,868,672)	(276,744)	—	(2,145,416)
Selling expenses	(131,934)	(98,393)	(19,896)	(250,223)
General and administrative expenses	(421,780)	(43,452)	(141,693)	(606,925)
Impairment loss	—	—	—	—
Total operating costs and expenses	(2,422,386)	(418,589)	(161,589)	(3,002,564)
Income (Loss) from operations	338,062	19,352	(161,589)	195,825
Other income, net:
Gains (Losses) from fair value change	—	—	102,867	102,867
Investment income related to the realized gain on available-for-sale investments	7,221	856	41,029	49,106
Gains (Losses) from the disposal of subsidiaries	(2,904)	—	—	(2,904)
Interest income	1,448	740	13,557	15,745
Financial cost	(10,055)	—	—	(10,055)
Others, net	3,457	(19,897)	15,674	(766)
Income before income taxes, share of income and impairment of affiliates, net	337,229	1,051	11,538	349,818
Income tax expense	(57,086)	(196)	(2,120)	(59,402)
Share of income of affiliates, net of impairment	(1,317)	—	—	(1,317)
Net income	278,826	855	9,418	289,099
Less: net (loss) income attributable to the noncontrolling interests	4,773	3,849	—	8,622
Net income attributable to the Company’s shareholders	274,053	(2,994)	9,418	280,477

	For the year ended December 31, 2022
	Agency	Claims adjusting	Other	Consolidated
	RMB	RMB	RMB	RMB
	(In thousands)
Net revenues:
Total net revenues	2,376,851	404,763	—	2,781,614
Operating costs and expenses:
Total operating costs	(1,527,572)	(268,031)	—	(1,795,603)
Selling expenses	(159,547)	(102,943)	(10,216)	(272,706)
General and administrative expenses	(370,859)	(45,645)	(128,126)	(544,630)
Impairment loss	—	—	—	—
Total operating costs and expenses	(2,057,978)	(416,619)	(138,342)	(2,612,939)
Income (Loss) from operations	318,873	(11,856)	(138,342)	168,675
Other income, net:
Gains (Losses) from fair value change	—	—	—	—
Investment income related to the realized gain on available-for-sale investments	217	599	16,993	17,809
Gains (Losses) from the disposal of subsidiaries	—	—	—	—
Interest income	1,092	529	12,053	13,674
Others, net	2,994	(24,311)	17,494	(3,823)
Income before income taxes, share of income and impairment of affiliates, net	323,176	(35,039)	(91,802)	196,335
Income tax expense(benifit)	(78,993)	9,074	28,903	(41,016)
Share of income of affiliates, net of impairment		(272)	(69,324)	(69,596)
Net income	244,183	(26,237)	(132,223)	85,723
Less: net (loss) income attributable to the noncontrolling interests	—	(14,549)	—	(14,549)
Net income attributable to the Company’s shareholders	244,183	(11,688)	(132,223)	100,272

Substantially all of the Group’s revenues for the three years ended December 31, 2022, 2023 and 2024 were generated from the PRC. A substantial portion of the identifiable assets of the Group is located in the PRC. Accordingly, no geographical segments are presented.